Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Summary of Inventories

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Raw materials	$31,589	$61,651	$87,998	$111,711
Work in progress	37,054	39,367	41,115	141,328
Finished goods	28,277	34,591	46,174	138,033
Total inventories	$96,920	$135,609	$175,287	$391,072